Taxes (Tables)	6 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income tax
	For six months ended December 31,
	2022	2021
Current income tax provision	$497,025	$1,169,266
Deferred income tax provision	(233,797)	187,553
Total	$263,228	$1,356,819

Schedule of statutory EIT rate and the effective tax
	For six months ended December 31,
	2022	2021
Provision for income taxes at statutory tax rate in the PRC	$415,251	$1,334,938
Effect of expense for which no income tax is deductible	25,937	21,881
Effect of assets recognized at fair value in business combinations	(177,960)
Effective income tax expense	$263,228	$1,356,819

Schedule of deferred tax asset
	December 31, 2022	June 30, 2022
Deferred tax assets
Senior care services fees advanced from customers	$482,432	442,322
Total deferred tax assets	$482,432	442,322
Deferred tax liabilities
Business combinations	$1,819,826	-
Total deferred tax liabilities	$1,819,826	-

Schedule of taxes payable
	December 31, 2022	June 30, 2022
Income tax payable	$442,495	$495,009
VAT payable	9,371	9,725
Other tax payables	27,454	940
Total	$479,320	$505,674